Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 7,787	$ 4,816
Liabilities measured at fair value on a recurring basis	81	1,204
Interest rate swaps, collars and caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	7,787	4,816
Liabilities measured at fair value on a recurring basis	$ 81	$ 1,204